Stockholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2011	Jan. 31, 2013 Subsequent event [Member] USD ($)
Stockholders Equity [Line Items]
Outstanding common shares	258,463,857			258,463,857
Cash dividends paid	$ 15	$ (9)	€ (7)
Dividends declared					$ 0.16
Dividend payable date					Mar. 20, 2013
Dividend record date					Mar. 06, 2013